                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-10065
                                                      ---------

                      Tax-Managed Small-Cap Value Portfolio
                      -------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                 April 30, 2004
                                 --------------

                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO as of April 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

COMMON STOCKS -- 93.0%

SECURITY                                            SHARES           VALUE
------------------------------------------------------------------------------------
AUTO RELATED -- 4.7%
BorgWarner, Inc.                                             19,500  $     1,597,830
Superior Industries International, Inc.                      23,000          783,840
------------------------------------------------------------------------------------
                                                                     $     2,381,670
------------------------------------------------------------------------------------

CEMENT -- 3.0%
Lafarge North America, Inc.                                  35,000  $     1,548,750
------------------------------------------------------------------------------------
                                                                     $     1,548,750
------------------------------------------------------------------------------------

CHEMICAL -- 4.2%
Georgia Gulf Corp.                                           28,500  $       908,010
RPM, Inc.                                                    83,000        1,251,640
------------------------------------------------------------------------------------
                                                                     $     2,159,650
------------------------------------------------------------------------------------

COMPUTER / COMMUNICATIONS RELATED -- 2.1%
Actel Corp.(1)                                               25,000  $       498,000
International Rectifier Corp.(1)                             14,300          566,852
------------------------------------------------------------------------------------
                                                                     $     1,064,852
------------------------------------------------------------------------------------

CONSTRUCTION / ENGINEERING -- 3.2%
Granite Construction, Inc.                                   45,000  $       893,250
Insituform Technologies, Inc.(1)                             44,500          722,680
------------------------------------------------------------------------------------
                                                                     $     1,615,930
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.6%
Belden, Inc.                                                 51,000  $       891,990
Cable Design Technologies Corp.(1)                           52,000          443,560
------------------------------------------------------------------------------------
                                                                     $     1,335,550
------------------------------------------------------------------------------------

ELECTRONICS -- 3.3%
Bel Fuse, Inc.                                               35,300  $     1,090,064
Technitrol, Inc.(1)                                          28,000          595,560
------------------------------------------------------------------------------------
                                                                     $     1,685,624
------------------------------------------------------------------------------------

ENERGY -- 11.8%
Newfield Exploration Co.(1)                                  29,000  $     1,527,720
NUI Corp.                                                    23,000          383,180
Piedmont Natural Gas Co., Inc.                               23,000          931,500
Questar Corp.                                                29,000        1,028,630
Spinnaker Exploration Co.(1)                                 35,000        1,248,450
XTO Energy, Inc.                                             34,166  $       912,232
------------------------------------------------------------------------------------
                                                                     $     6,031,712
------------------------------------------------------------------------------------

FOOD WHOLESALERS / RETAILERS -- 2.1%
SUPERVALU, Inc.                                              34,000  $     1,046,860
------------------------------------------------------------------------------------
                                                                     $     1,046,860
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 6.4%
Church & Dwight Co., Inc.                                    50,500  $     2,269,975
Libbey, Inc.                                                 38,000          994,460
------------------------------------------------------------------------------------
                                                                     $     3,264,435
------------------------------------------------------------------------------------

INDUSTRIAL PRODUCTS -- 8.5%
A.O. Smith Corp.                                             52,000  $     1,554,800
Albany International Corp.                                   25,000          762,500
CLARCOR, Inc.                                                 6,800          299,336
Teleflex, Inc.                                               37,000        1,689,050
------------------------------------------------------------------------------------
                                                                     $     4,305,686
------------------------------------------------------------------------------------

INSURANCE -- 4.9%
Protective Life Corp.                                        43,000  $     1,546,280
Scottish Re Group Ltd.                                       42,500          929,900
------------------------------------------------------------------------------------
                                                                     $     2,476,180
------------------------------------------------------------------------------------

MEDICAL SERVICES / SUPPLIES -- 11.4%
CONMED Corp.(1)                                              44,000  $     1,085,920
DENTSPLY International, Inc.                                 14,100          683,286
Mentor Corp.                                                 32,600        1,033,420
MIM Corp.(1)                                                 55,600          419,780
Owens & Minor, Inc.                                          34,000          826,200
PolyMedica Corp.                                             40,000        1,113,600
West Pharmaceutical Services, Inc.                           16,000          620,800
------------------------------------------------------------------------------------
                                                                     $     5,783,006
------------------------------------------------------------------------------------

PACKAGING -- 3.2%
AptarGroup, Inc.                                             41,500  $     1,630,950
------------------------------------------------------------------------------------
                                                                     $     1,630,950
------------------------------------------------------------------------------------

RESTAURANT -- 5.7%
Applebee's International, Inc.                               19,000  $       736,820
CBRL Group, Inc.                                             40,000        1,502,000

                       See notes to financial statements

SECURITY                                            SHARES           VALUE
------------------------------------------------------------------------------------
RESTAURANT (CONTINUED)
Outback Steakhouse, Inc.                                     15,000  $       658,950
------------------------------------------------------------------------------------
                                                                     $     2,897,770
------------------------------------------------------------------------------------

RETAILING -- 5.7%
BJ's Wholesale Club, Inc.(1)                                 50,000  $     1,211,500
Claire's Stores, Inc.                                        39,000          794,820
ShopKo Stores, Inc.(1)                                       66,000          875,160
------------------------------------------------------------------------------------
                                                                     $     2,881,480
------------------------------------------------------------------------------------

TOY -- 4.5%
JAKKS Pacific, Inc.(1)                                       70,000  $     1,215,900
RC2 Corp.(1)                                                 40,000        1,084,400
------------------------------------------------------------------------------------
                                                                     $     2,300,300
------------------------------------------------------------------------------------

TRANSPORTATION -- 5.7%
Arkansas Best Corp.                                          67,000  $     1,741,330
Yellow Roadway Corp.(1)                                      34,536        1,175,951
------------------------------------------------------------------------------------
                                                                     $     2,917,281
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (IDENTIFIED COST $39,371,782)                                      $    47,327,686
------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 93.0%
  (IDENTIFIED COST $39,371,782)                                      $    47,327,686
------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 7.0%                               $     3,555,563
------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                 $    50,883,249
------------------------------------------------------------------------------------

(1) Non-income producing security.

                       See notes to financial statements

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO as of April 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2004

ASSETS
Investments, at value (identified cost, $39,371,782)                       $    47,327,686
Cash                                                                             3,538,284
Dividends and interest receivable                                                   38,318
------------------------------------------------------------------------------------------
TOTAL ASSETS                                                               $    50,904,288
------------------------------------------------------------------------------------------

LIABILITIES
Payable to affiliate for Trustees' fees                                    $            43
Accrued expenses                                                                    20,996
------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                          $        21,039
------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                  $    50,883,249
------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals                    $    42,927,345
Net unrealized appreciation (computed on the basis of identified cost)           7,955,904
------------------------------------------------------------------------------------------
TOTAL                                                                      $    50,883,249
------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2004

INVESTMENT INCOME
Dividends                                                                  $       248,752
Interest                                                                             7,323
------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    $       256,075
------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                     $       244,225
Trustees' fees and expenses                                                            899
Custodian fee                                                                       21,592
Legal and accounting services                                                       11,616
Miscellaneous                                                                          254
------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                             $       278,586
------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                        $       (22,511)
------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)                         $       235,069
------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                          $       235,069
------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                     $     2,425,765
------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                       $     2,425,765
------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                           $     2,660,834
------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $     2,638,323
------------------------------------------------------------------------------------------

                       See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED
                                                             APRIL 30, 2004            YEAR ENDED
                                                             (UNAUDITED)               OCTOBER 31, 2003
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
From operations --
   Net investment loss                                        $       (22,511)          $       (11,509)
   Net realized gain from investments                                 235,069                   245,057
   Net change in unrealized
       appreciation (depreciation)
       of investments                                               2,425,765                 7,809,413
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                    $     2,638,323           $     8,042,961
-------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                              $     8,529,928           $    19,625,349
   Withdrawals                                                     (2,187,945)               (3,105,310)
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                       $     6,341,983           $    16,520,039
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                    $     8,980,306           $    24,563,000
-------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                        $    41,902,943           $    17,339,943
-------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                              $    50,883,249           $    41,902,943
-------------------------------------------------------------------------------------------------------

                        See notes to financial statements

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO as of April 30, 2004
FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                                       SIX MONTHS ENDED          YEAR ENDED OCTOBER 31,
                                                                       APRIL 30, 2004         ----------------------------
                                                                       (UNAUDITED)                 2003          2002(1)
--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
    Expenses                                                                       1.15%(2)           1.18%           1.77%(2)
    Net investment loss                                                           (0.09)%(2)         (0.04)%         (0.74)%(2)
Portfolio Turnover                                                                    4%                21%              5%
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                                    6.10%             29.62%         (11.41)%
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS, END OF PERIOD (000'S OMITTED)                               $        50,883       $     41,903    $     17,340
--------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 1, 2002, to October 31, 2002.
(2) Annualized.
(3) Total return is not computed on an annualized basis.

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO as of April 30, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Small-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2004, the Eaton Vance Tax-Managed Small-Cap Value Fund held an approximate 39.9% interest in the Portfolio and one other investor owned an interest greater than 10% that equaled 59.8%. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principle exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.

   The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at their fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FINANCIAL FUTURES CONTRACT -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   F SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   G FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   I INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   K OTHER -- Investment transactions are accounted for on a trade-date basis.

   L INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to April 30, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 1.00% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2004, the advisory fee amounted to $244,225. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Fox Asset Management LLC (Fox), a majority-owned subsidiary of EVM. BMR pays Fox a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.75% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $10,199,113 and $1,802,888, respectively, for the six months ended April 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                            $   39,371,782
   --------------------------------------------------------
   Gross unrealized appreciation             $    8,503,028
   Gross unrealized depreciation                   (547,124)
   --------------------------------------------------------

   NET UNREALIZED APPRECIATION               $    7,955,904
   --------------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2004.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the six months ended April 30, 2004.

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND

          OFFICERS

          Thomas E. Faust Jr.
          President

          William H. Ahern, Jr.
          Vice President

          Thomas J. Fetter
          Vice President

          Michael R. Mach
          Vice President

          Robert B. MacIntosh
          Vice President

          Duncan W. Richardson
          Vice President

          Walter A. Row, III
          Vice President

          Judith A. Saryan
          Vice President

          Susan Schiff
          Vice President

          James L. O'Connor
          Treasurer

          Alan R. Dynner
          Secretary

          TRUSTEES

          James B. Hawkes

          Samuel L. Hayes, III

          William H. Park

          Ronald A. Pearlman

          Norton H. Reamer

          Lynn A. Stout

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO

          OFFICERS

          James B. Hawkes
          President and Trustee

          Thomas E. Faust Jr.
          Vice President

          George C. Pierides
          Vice President and
          Portfolio Manager

          Michelle A. Alexander
          Treasurer

          Alan R. Dynner
          Secretary

          TRUSTEES

          Samuel L. Hayes, III

          William H. Park

          Ronald A. Pearlman

          Norton H. Reamer

          Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO


By:    /S/ James B. Hawkes
       -------------------
       James B. Hawkes
       President


Date:  June 17, 2004
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ Michelle A. Alexander
       -------------------------
       Michelle A. Alexander
       Treasurer


Date:  June 17, 2004
       -------------


By:    /S/ James B. Hawkes
       -------------------
       James B. Hawkes
       President

Date:  June 17, 2004
       -------------